INVESTMENT PROPERTY	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INVESTMENT PROPERTY
9.	INVESTMENT PROPERTY

Investment properties consist of three commercial units owned by Transocean Oil Pte. Ltd. (“Transocean”) and one commercial unit owned by Mediaplus Venture Group Pte. Ltd. (“Mediaplus”). These properties are held to generate rental income and for long-term capital appreciation and are leased to third-party tenants under non-cancellable lease arrangements.

Reconciliation of the carrying amount:

$
Balance as of December 31, 2025	2,445,292
Change in fair value	(44,079)
Exchange differences	(19,271)
Balance as of June 30, 2026 (unaudited)	2,381,942